Leases - Schedule of Lease Cost (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Lease Cost and Supplemental Cash Flows Information [Abstract]
Operating leases cost	$ 202,730	$ 230,495
Total	202,730	230,495
Cash paid for amounts included in measurement of liabilities:
Operating cash flows from operating leases	$ 185,800	$ 280,738